WARRANTS	6 Months Ended
Jun. 30, 2022
Warrants

14.WARRANTS

The following tables show warrants outstanding as at June 30, 2022:

	Number of warrants	Weighted average exercise price
	Thousands
Balance, December 31, 2021	8,746	$3.37
Exercised	(473)	0.49
Cancelled/Expired	(885)	3.00
Balance, June 30, 2022	7,388	$3.60

Date of expiry	Warrants outstanding	Exercise price	Grant date fair value	Remaining life in years

	Thousands	$	Thousands of Dollars
July 23, 2021 - September 20, 2022	1,178	3.00	776	0.12
November 18, 2026	5,750	3.75	8,706	4.39
November 18, 2027	460	3.30	1,055	5.39
	7,388	3.60	10,537	3.77